UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Central Square Management LLC

Address:   27475 Ferry Road
           Warrenville, IL 60555


Form 13F File Number: 028-14128


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brad Bailey
Title:  Chief Financial Officer
Phone:  630-717-2723

Signature,  Place,  and  Date  of  Signing:

/s/ Brad Bailey                    Warrenville, IL                    11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      116,825
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14129             Kelly Cardwell
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCO BRANDS CORP             COM            00081T108      136    28,545 SH       DEFINED    1           28,545      0    0
ATP OIL & GAS CORP           COM            00208J108    1,274   165,200     PUT  DEFINED    1          165,200      0    0
AVID TECHNOLOGY INC          COM            05367P100      158    20,400 SH       DEFINED    1           20,400      0    0
BELO CORP                    COM SER A      080555105   16,390 3,351,809 SH       DEFINED    1        3,351,809      0    0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108    9,719        91 SH       DEFINED    1               91      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    4,262    60,000 SH       DEFINED    1           60,000      0    0
CBS CORP NEW                 CL B           124857202    5,516   270,655 SH       DEFINED    1          270,655      0    0
CHINA CERAMICS CO LTD        SHS            G2113X100      210    75,610 SH       DEFINED    1           75,610      0    0
CLEARWATER PAPER CORP        COM            18538R103    1,325    38,984 SH       DEFINED    1           38,984      0    0
CONCURRENT COMPUTER CORP NEW COM PAR $.01   206710402      328    58,708 SH       DEFINED    1           58,708      0    0
DELEK US HLDGS INC           COM            246647101      394    35,000 SH       DEFINED    1           35,000      0    0
FISHER COMMUNICATIONS INC    COM            337756209    1,713    76,659 SH       DEFINED    1           76,659      0    0
HARVARD BIOSCIENCE INC       COM            416906105    8,738 2,070,509 SH       DEFINED    1        2,070,509      0    0
HEADWATERS INC               COM            42210P102      975   677,089 SH       DEFINED    1          677,089      0    0
HESS CORP                    COM            42809H107    4,354    83,000 SH       DEFINED    1           83,000      0    0
HEWLETT PACKARD CO           COM            428236103    5,740   255,700 SH       DEFINED    1          255,700      0    0
HOLLYFRONTIER CORP           COM            436106108    6,282   239,600 SH       DEFINED    1          239,600      0    0
INFOSPACE INC                COM PAR $.0001 45678T300    3,877   463,746 SH       DEFINED    1          463,746      0    0
INNOVATIVE SOLUTIONS & SUPPO COM            45769N105    1,412   292,349 SH       DEFINED    1          292,349      0    0
MICROSOFT CORP               COM            594918104   17,295   694,861 SH       DEFINED    1          694,861      0    0
MICROSOFT CORP               COM            594918104    4,119   165,500     CALL DEFINED    1          165,500      0    0
NET 1 UEPS TECHNOLOGIES INC  COM NEW        64107N206      943   145,038 SH       DEFINED    1          145,038      0    0
NEXSTAR BROADCASTING GROUP I CL A           65336K103    5,129   775,871 SH       DEFINED    1          775,871      0    0
ORBIT INTL GROUP             COM NEW        685559304       70    20,388 SH       DEFINED    1           20,388      0    0
PLANAR SYS INC               COM            726900103    1,380   693,620 SH       DEFINED    1          693,620      0    0
QUAD / GRAPHICS INC          COM CL A       747301109    2,250   124,525 SH       DEFINED    1          124,525      0    0
SOUNDBITE COMMUNICATIONS INC COM            836091108      528   211,384 SH       DEFINED    1          211,384      0    0
TANDY LEATHER FACTORY INC    COM            87538X105    2,861   621,976 SH       DEFINED    1          621,976      0    0
TECHTARGET INC               COM            87874R100      158    27,730 SH       DEFINED    1           27,730      0    0
THQ INC                      COM NEW        872443403    5,404 3,123,413 SH       DEFINED    1        3,123,413      0    0
U S G CORP                   COM NEW        903293405      834   123,860 SH       DEFINED    1          123,860      0    0
VALERO ENERGY CORP NEW       COM            91913Y100      941    52,929 SH       DEFINED    1           52,929      0    0
WABASH NATL CORP             COM            929566107      949   198,981 SH       DEFINED    1          198,981      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    1,160    95,000 SH       DEFINED    1           95,000      0    0
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